Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	10,009.21
Total Fee Amount	10,009.21
Total Offset Amount	0.00
Net Fee	$ 0.00